Statements of Cash Flows - Changes in Assets and Liabilities from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adjustments to reconcile profit (loss) [abstract]
Accounts receivable - trade	₩ 175,841	₩ 46,144	₩ 88,549
Accounts receivable - other	319,913	(159,960)	(446,286)
Accrued income		14	445
Advance payments	13,393	(1,269)	47,615
Prepaid expenses	(3,597)	(28,362)	(30,311)
Value-Added Tax refundable	(3,318)	(3,080)	(4,587)
Inventories	(13,429)	(17,958)	798
Long-term accounts receivable - other	11,064	(137,979)	(147,117)
Guarantee deposits	(258)	14,696	4,844
Contract assets	9,161
Accounts payable - trade	(58,487)	(26,151)	75,585
Accounts payable - other	(271,128)	134,542	316,464
Advanced receipts		(13,470)	37,429
Contract liabilities	11,328
Withholdings	129,492	(13,041)	107,516
Deposits received	(333)	(4,916)	(2,153)
Accrued expenses	(102,246)	116,065	173,072
Value-Added Tax payable	3,102	7,505	(4,072)
Unearned revenue		(339)	(36,209)
Provisions	(4,298)	(20,488)	20,235
Long-term provisions	1,193	(2,449)	4,115
Plan assets	(123,075)	(95,828)	(125,440)
Retirement benefit payment	(63,957)	(60,883)	(55,350)
Others	(4,412)	5,739	(11,378)
Changes in assets and liabilities from operating activities	₩ 25,949	₩ (261,468)	₩ 13,764